Provisions for retirement benefit obligations - Breakdown of actuarial gains and losses recognized in comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for retirement benefit obligations
Demographic changes	€ 13	€ (30)	€ 42
Difference between expected and actual performance	(43)
Changes in actuarial assumptions	29	(67)	383
Total	€ (1)	€ (97)	€ 425
Discount rate	3.40%	3.20%	3.70%